[redacted]

03054580

...S

...E COMMISSION

Washington, D.C. 20549

PROCESSED
JUL 0 1 2003
THOMSON FINANCIAL

APR 2 9 2003

OMB APPROVAL	
OMB Number:	3235-0151
Expires:	August 31, 2005
Estimated average burden hours per response	.......0.5

OFFICIAL USE
FILE NO. 84-5627
DOC. SEQ. NO. 03054580
EFFECTIVE DATE 6/28/03

FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

Read all instructions on reverse side before preparing form. Please print or type.

1. Transfer Agent File No.: 84-5627 2. Full name of registrant: The Charles Schwab Trust Company

3. Name under which transfer agent activities are conducted, if different from above: N/A

4. Address of registrants principal place of business: *No. and street* 425 Market Street 7th Flr *City* San Francisco *State* CA *Zip Code* 94105

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration. See attached Answer to Item 5.

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section. ~~XXXXXXXXXXXXXXXX~~ March 31, 2003

   Does registrant have any intention of performing in the near future a transfer agent function for any such security? No

7. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.
   ☐ Yes ☒ No

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.
   ☐ Yes ☒ No

9. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state.
   There is no successor transfer agent.

10. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions.
    Mark Coffrini The Charles Schwab Trust Company 425 Market 7th Flr San Francisco CA 94105

11. Furnish the address(es), if different from Item 10, where such books and records will be located. See attached Answer to Item 11.

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations.
(See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

Dated the 24th *day of* April, 2003

The Charles Schwab Trust Company
(Name of transfer agent)

(Manual signature of principal officer or duly authorized principal)

Walter W. Bettinger
(Printed name of principal officer or duly authorized principal).

Chief Operating Office (330) 908-4444
(Title) *(Telephone number)*

Form TA-W
Notice of Withdrawal From Registration As A Transfer Agent
The Charles Schwab Trust Company
File Number 84-5627

Answer to Item 5

Until March 31, 2003, The Charles Schwab Trust Company had been appointed by written contract by various mutual fund issuers as "co-transfer agent" or as "agent," and by the named transfer agent of other various mutual fund issuers as "sub-transfer agent" or "agent," but not to transfer securities or to maintain or update the master securityholder file.

In these capacities, The Charles Schwab Trust Company received purchase and redemption orders for such mutual fund issuers from plan participants in defined contribution plans and transmitted those orders to the mutual fund issuers. Also in these capacities, The Charles Schwab Trust Company had appointed by written contract other transfer agent registered entities, including the recordkeeper Schwab Retirement Plan Services, Inc., File Number 84-5632, and various third party administrators and/or recordkeepers, as sub-transfer agents or sub-agents, as appropriate, for the purpose of receiving instructions from plan participants in defined contribution plans and transmitting those instructions to Charles Schwab Trust Company for transmission as orders to the mutual fund issuers.

All of the contracts between the mutual fund issuers and The Charles Schwab Trust Company in which The Charles Schwab Trust Company was appointed as co-transfer agent, sub-transfer agent or agent for the purposes stated above, and all of those by which The Charles Schwab Trust Company appointed recordkeepers, including Schwab Retirement Plan Services, and/or third party administrators for the purposes stated above, have been terminated as of March 31, 2003. On and after April 1, 2003, The Charles Schwab Trust Company is no longer acting in any capacity that requires transfer agent registration.

Form TA-W
Notice of Withdrawal From Registration As A Transfer Agent
The Charles Schwab Trust Company
File Number 84-5627

Answer to Item 11

Recent records will be kept at the address of the custodian given in Item 10. Older records are stored at records retention warehouses as follows:

Hardcopy (5 locations)

1350 West Grand Avenue
Oakland, CA 94607

21063 Forbes Street
Hayward, CA 94545

336 Oyster Point Blvd
South San Francisco, CA 94080

546 Eccles Avenue
South San Francisco, CA 94080

50 Crisp Road
San Francisco, CA 94124

Electronic (Tape Backups)

Iron Mountain
1055 S. Grady Way
Renton, WA 98055